Acquisition of MTN telecom towers in South Africa (Details) R in Billions	Nov. 17, 2021 ZAR (R) item
MTN Group [Member] | IHS Holding Limited
Disclosure of detailed information about business combination [line items]
Percentage of shares held by beneficial ownership	26.00%
MTN telecom towers in South Africa [Member]
Disclosure of detailed information about business combination [line items]
Number Of Towers To Be Purchased	5,709
Number of service sites to be acquired	13,000
Colocation rate of towers acquired	1.2
MTN telecom towers in South Africa [Member] | Forecast [Member]
Disclosure of detailed information about business combination [line items]
Consideration | R	R 6.4